Pension Plans and Similar Obligations - Present Value of the DBO and the Fair Value of the Plan Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Pension Plans and Similar Obligations
Present value of the DBO	€ 1,436	€ 1,357
Fair value of the plan assets	1,292	1,223
Net defined benefit liability (asset)	€ 144	€ 134
% of Non-current other financial assets	0.00%	0.00%
% of Non-current provisions	54.00%	41.00%
Other Post Employment Plans
Pension Plans and Similar Obligations
Present value of the DBO	€ 132	€ 118
Fair value of the plan assets	59	56
Net defined benefit liability (asset)	€ 73	€ 62
% of Non-current other financial assets	0.00%	0.00%
% of Non-current provisions	27.00%	19.00%
Germany
Pension Plans and Similar Obligations
Present value of the DBO	€ 886	€ 857
Fair value of the plan assets	878	848
Net defined benefit liability (asset)	€ 8	€ 9
% of Non-current other financial assets	0.00%	0.00%
% of Non-current provisions	3.00%	3.00%
Present value of the DBO provides for lumpsum Payments	€ 824	€ 794
Foreign
Pension Plans and Similar Obligations
Present value of the DBO	418	382
Fair value of the plan assets	355	319
Net defined benefit liability (asset)	€ 63	€ 63
% of Non-current other financial assets	0.00%	0.00%
% of Non-current provisions	24.00%	20.00%
Present value of the DBO provides for Annuity Payments	€ 356	€ 329